RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						12 Months Ended
	Jan. 13, 2022	Dec. 16, 2019	Sep. 30, 2018	Jul. 15, 2016	Jun. 23, 2015	Sep. 30, 2024	Sep. 04, 2024	Jun. 30, 2024
Related Party Transaction [Line Items]
Principal amount							$ 250,000	$ 0
Debt periodic payment	$ 5,000
Payments for rent	$ 5,000
Zander Therapeutics, Inc. [Member]
Related Party Transaction [Line Items]
Upfront payment receivable					$ 100,000
License initiation fee payable				$ 100,000
Royalty percentage					4.00%
Business consideration percentage					10.00%
Payment for royalties					$ 10,000
Maximum royalty payments					$ 10,000
Related party transaction term					12 months
Principal amount		$ 340,000	$ 350,000
Convertible note payable		350,000
Other note payable		35,000
Due and payable amount		75,900				$ 15,000
Unpaid interest		$ 4,328
Note payable			$ 350,000			$ 40,000
Interest rate			10.00%			10.00%
Debt term			24 months
Conversion price			$ 0.0001
Conversion price percentage			60.00%
Zander Therapeutics, Inc. [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares		194,285,714
David Koos [Member]
Related Party Transaction [Line Items]
Due and payable amount						$ 1,708
Note payable						$ 1,708
Interest rate						15.00%
Zander Therapeutics Inc One [Member]
Related Party Transaction [Line Items]
Due and payable amount						$ 25,000
Interest rate						10.00%